United Investors Advantage Gold Variable Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of United Investors Advantage Gold Variable Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise United Investors Advantage Gold Variable Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 11, 2025

Appendix A

The subaccounts that comprise United Investors Advantage Gold Variable Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
BNY Mellon VIF Government Money Market Portfolio, Single Share	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Asset Strategy Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Balanced Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Core Equity Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Corporate Bond Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Global Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP High Income Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Science and Technology Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Small Cap Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$80,969	$2,770,083	$1,602,975	$6,458,669	$485,844	$1,122,286	$9,511,616
Receivable from the fund manager	3	3,328	2,515	30,509	215	44,585	1,962
Total assets	80,972	2,773,411	1,605,490	6,489,178	486,059	1,166,871	9,513,578

LIABILITIES:
Payable to the Contracts	3	3,328	2,515	30,509	215	44,585	1,962
Payable to the Company	513	2,354	1,097	26,604	1,612	-	48,445
Total liabilities	516	5,682	3,612	57,113	1,827	44,585	50,407

NET ASSETS	$80,456	$2,767,729	$1,601,878	$6,432,065	$484,232	$1,122,286	$9,463,171

ANALYSIS OF NET ASSETS
Accumulation period	$72,876	$2,714,366	$1,571,265	$6,335,577	$450,829	$1,122,286	$9,415,302
Annuity period	7,580	53,363	30,613	96,488	33,403	-	47,869
Total net assets	$80,456	$2,767,729	$1,601,878	$6,432,065	$484,232	$1,122,286	$9,463,171

Fair value per share (NAV)	$1.00	$9.29	$6.16	$14.35	$4.65	$3.65	$10.69
Shares outstanding in the Separate Account	80,969	298,179	260,223	450,081	104,483	307,476	889,768

(1) Investments in mutual fund shares, at cost	$80,969	$2,704,346	$1,685,746	$5,489,706	$536,242	$1,288,221	$8,788,874

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$824,399	$8,228,420	$2,987,867
Receivable from the fund manager	31	315	113
Total assets	824,430	8,228,735	2,987,980

LIABILITIES:
Payable to the Contracts	31	315	113
Payable to the Company	708	66,908	14,278
Total liabilities	739	67,223	14,391

NET ASSETS	$823,691	$8,161,512	$2,973,589

ANALYSIS OF NET ASSETS
Accumulation period	$812,784	$8,140,855	$2,970,839
Annuity period	10,907	20,657	2,750
Total net assets	$823,691	$8,161,512	$2,973,589

Fair value per share (NAV)	$2.93	$29.09	$6.57
Shares outstanding in the Separate Account	281,365	282,861	454,774

(1) Investments in mutual fund shares, at cost	$920,612	$6,596,739	$3,782,389

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$4,729	$51,867	$22,796	$22,766	$16,141	$11,577	$-

EXPENSES:
Mortality and expense risk and admin	1,416	39,061	24,123	90,468	7,206	17,169	128,995

NET INVESTMENT INCOME (LOSS)	3,313	12,806	(1,327)	(67,702)	8,935	(5,592)	(128,995)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	17,729	(89,197)	213,215	(21,138)	(82,596)	72,018
Capital gain distributions	-	103,802	-	668,216	-	9,419	1,182,972

Net realized gain (loss) on investments	-	121,531	(89,197)	881,431	(21,138)	(73,177)	1,254,990

Change in net unrealized appreciation (depreciation) on investments	-	156,011	318,387	569,881	19,214	255,636	700,363

Net realized and unrealized gain (loss) on investments	-	277,542	229,190	1,451,312	(1,924)	182,459	1,955,353

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,313	$290,348	$227,863	$1,383,610	$7,011	$176,867	$1,826,358

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$56,906	$-	$-

EXPENSES:
Mortality and expense risk and admin	12,544	112,822	42,469

NET INVESTMENT INCOME (LOSS)	44,362	(112,822)	(42,469)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(27,948)	190,333	(169,685)
Capital gain distributions	-	240,135	-

Net realized gain (loss) on investments	(27,948)	430,468	(169,685)

Change in net unrealized appreciation (depreciation) on investments	24,952	1,689,966	572,457

Net realized and unrealized gain (loss) on investments	(2,996)	2,120,434	402,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,366	$2,007,612	$360,303

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,313	$12,806	$(1,327)	$(67,702)	$8,935	$(5,592)	$(128,995)
Net realized gain (loss) on investments	-	121,531	(89,197)	881,431	(21,138)	(73,177)	1,254,990
Change in net unrealized appreciation (depreciation) on investments	-	156,011	318,387	569,881	19,214	255,636	700,363

Net increase (decrease) in net assets resulting from operations	3,313	290,348	227,863	1,383,610	7,011	176,867	1,826,358

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	126,644	94,623	80,821	2,847	-	20,445
Contract maintenance charges	(75)	(182)	(147)	(236)	(32)	(152)	(526)
Contract owners' benefits	(1,440)	(488,620)	(675,351)	(1,358,503)	(137,692)	(309,822)	(1,177,298)
Net transfers (to) from the Company and/or Subaccounts	(50,210)	16,066	13,556	95,229	19,361	8,958	(8,031)

Increase (decrease) in net assets resulting from Contract transactions	(51,725)	(346,092)	(567,319)	(1,182,689)	(115,516)	(301,016)	(1,165,410)

Total increase (decrease) in net assets	(48,412)	(55,744)	(339,456)	200,921	(108,505)	(124,149)	660,948

NET ASSETS:
Beginning of period	128,868	2,823,473	1,941,334	6,231,144	592,737	1,246,435	8,802,223

End of period	$80,456	$2,767,729	$1,601,878	$6,432,065	$484,232	$1,122,286	$9,463,171

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$44,362	$(112,822)	$(42,469)
Net realized gain (loss) on investments	(27,948)	430,468	(169,685)
Change in net unrealized appreciation (depreciation) on investments	24,952	1,689,966	572,457

Net increase (decrease) in net assets resulting from operations	41,366	2,007,612	360,303

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	144,543	16,427
Contract maintenance charges	(21)	(543)	(274)
Contract owners' benefits	(214,682)	(1,329,144)	(424,368)
Net transfers (to) from the Company and/or Subaccounts	19,561	(14,353)	40,200

Increase (decrease) in net assets resulting from Contract transactions	(195,142)	(1,199,497)	(368,015)

Total increase (decrease) in net assets	(153,776)	808,115	(7,712)

NET ASSETS:
Beginning of period	977,467	7,353,397	2,981,301

End of period	$823,691	$8,161,512	$2,973,589

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Macquarie VIP Asset Strategy Series, Service Class	Macquarie VIP Balanced Series, Service Class	Macquarie VIP Core Equity Series, Service Class	Macquarie VIP Corporate Bond Series, Service Class	Macquarie VIP Global Growth Series, Service Class	Macquarie VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,882	$16,896	$(11,575)	$(59,110)	$7,790	$(15,642)	$(111,678)
Net realized gain (loss) on investments	-	(55,826)	(230,227)	558,121	(16,101)	151,242	656,674
Change in net unrealized appreciation (depreciation) on investments	-	359,625	500,738	676,843	37,839	68,247	1,914,079

Net increase (decrease) in net assets resulting from operations	3,882	320,695	258,936	1,175,854	29,528	203,847	2,459,075

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	900	1,929	39,755	940	3,122	43,799
Contract maintenance charges	(75)	(262)	(199)	(490)	(44)	(184)	(822)
Contract owners' benefits	(41,679)	(544,283)	(650,226)	(1,286,405)	(82,772)	(226,700)	(1,092,897)
Net transfers (to) from the Company and/or Subaccounts	420	72,093	36,795	35,111	15,244	7,794	4,277

Increase (decrease) in net assets resulting from Contract transactions	(41,334)	(471,552)	(611,701)	(1,212,029)	(66,632)	(215,968)	(1,045,643)

Total increase (decrease) in net assets	(37,452)	(150,857)	(352,765)	(36,175)	(37,104)	(12,121)	1,413,432

NET ASSETS:
Beginning of period	166,320	2,974,330	2,294,099	6,267,319	629,841	1,258,556	7,388,791

End of period	$128,868	$2,823,473	$1,941,334	$6,231,144	$592,737	$1,246,435	$8,802,223

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Macquarie VIP High Income Series, Service Class	Macquarie VIP Science and Technology Series, Service Class	Macquarie VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$45,275	$(92,214)	$(41,767)
Net realized gain (loss) on investments	(23,755)	239,255	274,197
Change in net unrealized appreciation (depreciation) on investments	71,671	1,953,082	97,424

Net increase (decrease) in net assets resulting from operations	93,191	2,100,123	329,854

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	8,809	10,664
Contract maintenance charges	(46)	(678)	(378)
Contract owners' benefits	(115,986)	(708,261)	(389,009)
Net transfers (to) from the Company and/or Subaccounts	(2,583)	(10,282)	32,194

Increase (decrease) in net assets resulting from Contract transactions	(118,615)	(710,412)	(346,529)

Total increase (decrease) in net assets	(25,424)	1,389,711	(16,675)

NET ASSETS:
Beginning of period	1,002,891	5,963,686	2,997,976

End of period	$977,467	$7,353,397	$2,981,301

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS ADVANTAGE GOLD VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.          ORGANIZATION

The United Investors Advantage Gold Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the product in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:

Advantage Gold

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 10 Subaccounts, as follows:

BNY Mellon VIF Government Money Market Portfolio, Single Share

Macquarie VIP Asset Strategy Series, Service Class (a)

Macquarie VIP Balanced Series, Service Class (a)

Macquarie VIP Core Equity Series, Service Class (a)

Macquarie VIP Corporate Bond Series, Service Class (a)

Macquarie VIP Global Growth Series, Service Class (a)

Macquarie VIP Growth Series, Service Class (a)

Macquarie VIP High Income Series, Service Class (a)

Macquarie VIP Science and Technology Series, Service Class (a)

Macquarie VIP Small Cap Growth Series, Service Class (a)

(a) See Subaccount Changes table below

Subaccount Changes: Subaccount Name Changes

On May 1, 2024, the following Subaccounts changed their names:

Previous Name	New Name
Delaware Ivy VIP Asset Strategy, Class II	Macquarie VIP Asset Strategy Series, Service Class
Delaware Ivy VIP Balanced, Class II	Macquarie VIP Balanced Series, Service Class
Delaware Ivy VIP Core Equity, Class II	Macquarie VIP Core Equity Series, Service Class
Delaware Ivy VIP Corporate Bond, Class II	Macquarie VIP Corporate Bond Series, Service Class
Delaware Ivy VIP Global Growth	Macquarie VIP Global Growth Series, Service Class
Delaware Ivy VIP Growth, Class II	Macquarie VIP Growth Series, Service Class
Delaware Ivy VIP High Income, Class II	Macquarie VIP High Income Series, Service Class
Delaware Ivy VIP Science and Technology, Class II	Macquarie VIP Science and Technology Series, Service Class
Delaware Ivy VIP Small Cap Growth	Macquarie VIP Small Cap Growth Series, Service Class

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
BNY Mellon VIF Government Money Market Portfolio, Single Share	$22,272	$61,538
Macquarie VIP Asset Strategy Series, Service Class	356,153	455,951
Macquarie VIP Balanced Series, Service Class	211,280	695,098
Macquarie VIP Core Equity Series, Service Class	1,220,893	1,627,714
Macquarie VIP Corporate Bond Series, Service Class	120,236	174,533
Macquarie VIP Global Growth Series, Service Class	167,290	425,190
Macquarie VIP Growth Series, Service Class	1,547,722	1,484,745
Macquarie VIP High Income Series, Service Class	103,379	238,131
Macquarie VIP Science and Technology Series, Service Class	472,913	1,487,346
Macquarie VIP Small Cap Growth Series, Service Class	96,545	497,759

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon VIF Government Money Market Portfolio, Single Share	16,694	57,194	(40,500)	828	41,522	(40,694)
Macquarie VIP Asset Strategy Series, Service Class	5,058	10,294	(5,236)	33	15,346	(15,313)
Macquarie VIP Balanced Series, Service Class	5,781	20,684	(14,903)	504	23,300	(22,796)
Macquarie VIP Core Equity Series, Service Class	12,545	35,838	(23,293)	644	38,348	(37,704)
Macquarie VIP Corporate Bond Series, Service Class	6,155	9,759	(3,604)	522	4,874	(4,352)
Macquarie VIP Global Growth Series, Service Class	6,763	19,012	(12,249)	364	13,019	(12,655)
Macquarie VIP Growth Series, Service Class	7,706	28,337	(20,631)	488	29,862	(29,374)
Macquarie VIP High Income Series, Service Class	1,600	7,734	(6,134)	384	4,879	(4,495)
Macquarie VIP Science and Technology Series, Service Class	3,935	22,891	(18,956)	232	16,328	(16,096)
Macquarie VIP Small Cap Growth Series, Service Class	3,628	17,049	(13,421)	1,567	16,045	(14,478)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate 1.25% of the average daily net assets of the Subaccounts

Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.5% of each payment, if applicable

Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$25 annually

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 7.00% of surrendered amount

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$20 per withdrawal or 2% of the amount withdrawn, whichever is less, after the first 12 withdrawals in any Contract year

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable annuity product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Contract owner’s account. The summaries may not reflect or directly equate to the Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
BNY Mellon VIF Government Money Market Portfolio, Single Share
2024	76	$1.07	$80	4.69%	1.40%	3.28%
2023	116	1.03	129	4.50%	1.40%	3.18%
2022	157	1.00	166	1.55%	1.40%	0.31%
Delaware Ivy VIP Government Money Market, Class II
2022	-	-	-	0.00%	1.40%	(0.43)%
2021	18	9.89	206	0.00%	1.40%	(1.38)%
2020	17	10.02	169	0.29%	1.40%	(1.02)%
Macquarie VIP Asset Strategy Series, Service Class
2024	66	41.89	2,768	1.86%	1.40%	10.88%
2023	71	37.78	2,823	2.00%	1.40%	12.37%
2022	87	33.62	2,974	1.39%	1.40%	(15.92)%
2021	96	39.98	3,944	1.53%	1.40%	8.92%
2020	108	36.71	3,967	1.90%	1.40%	12.31%
Macquarie VIP Balanced Series, Service Class
2024	46	34.52	1,602	1.32%	1.40%	13.99%
2023	61	30.29	1,941	0.78%	1.40%	14.43%
2022	84	26.47	2,294	1.06%	1.40%	(17.22)%
2021	102	31.97	3,331	1.01%	1.40%	14.37%
2020	117	27.95	3,265	1.28%	1.40%	12.54%
Macquarie VIP Core Equity Series, Service Class
2024	139	46.37	6,432	0.35%	1.40%	23.94%
2023	163	37.41	6,231	0.38%	1.40%	21.82%
2022	200	30.71	6,267	0.21%	1.40%	(18.47)%
2021	224	37.66	8,568	0.54%	1.40%	27.16%
2020	253	29.62	7,506	0.50%	1.40%	19.84%
Macquarie VIP Corporate Bond Series, Service Class
2024	28	17.14	484	3.13%	1.40%	1.02%
2023	32	16.97	593	2.79%	1.40%	5.70%
2022	36	16.05	630	2.26%	1.40%	(16.95)%
2021	42	19.33	873	1.80%	1.40%	(2.22)%
2020	46	19.77	918	2.61%	1.40%	9.43%
Macquarie VIP Global Growth Series, Service Class
2024	51	22.16	1,122	0.94%	1.40%	15.46%
2023	63	19.19	1,246	0.08%	1.40%	18.34%
2022	76	16.22	1,259	0.72%	1.40%	(18.70)%
2021	88	19.95	1,791	0.06%	1.40%	16.24%
2020	99	17.16	1,699	0.35%	1.40%	18.91%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Macquarie VIP Growth Series, Service Class
2024	180	$52.77	$9,463	0.00%	1.40%	22.18%
2023	201	43.19	8,802	0.00%	1.40%	36.03%
2022	230	31.75	7,389	0.00%	1.40%	(28.20)%
2021	245	44.22	10,902	0.00%	1.40%	28.23%
2020	270	34.48	9,302	0.00%	1.40%	28.75%
Macquarie VIP High Income Series, Service Class
2024	28	29.86	824	6.35%	1.40%	4.72%
2023	34	28.51	977	6.23%	1.40%	10.21%
2022	38	25.87	1,003	6.37%	1.40%	(12.19)%
2021	42	29.46	1,264	5.95%	1.40%	4.60%
2020	44	28.17	1,229	6.63%	1.40%	4.56%
Macquarie VIP Science and Technology Series, Service Class
2024	124	66.11	8,162	0.00%	1.40%	28.78%
2023	143	51.33	7,353	0.00%	1.40%	37.15%
2022	160	37.43	5,964	0.00%	1.40%	(32.78)%
2021	169	55.68	9,354	0.00%	1.40%	13.58%
2020	184	49.03	9,001	0.00%	1.40%	33.49%
Macquarie VIP Small Cap Growth Series, Service Class
2024	106	28.09	2,974	0.00%	1.40%	12.68%
2023	120	24.93	2,981	0.00%	1.40%	11.48%
2022	134	22.36	2,998	0.00%	1.40%	(27.78)%
2021	147	30.97	4,548	0.99%	1.40%	2.55%
2020	164	30.19	4,961	0.00%	1.40%	35.76%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.